Long-Term Debt - Narrative (Details) $ in Millions	1 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	May 31, 2018 rig	Jun. 30, 2017 rig	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	May 30, 2018 rig
Debt Instrument [Line Items]
Proceeds, net of deferred loan cost, from issuance of long-term debt				$ 0.0	$ 0.0	$ 0.0	$ 5.0
PPL Newbuild Financing
Debt Instrument [Line Items]
Purchase price per jack up rigs				87.0		87.0
Number of premium jack up rigs agreed to acquire | rig			9
Keppel Delivery Financing
Debt Instrument [Line Items]
Number of rigs completed | rig		3
Number of rigs under construction | rig								2
Hayfin Term Loan Facility, Syndicated Senior Secured Credit Facilities, and New Bridge Revolving Facility
Debt Instrument [Line Items]
Proceeds, net of deferred loan cost, from issuance of long-term debt	$ 745.0
Keppel Delivery Financing
Debt Instrument [Line Items]
Purchase price per jack up rigs				90.9		90.9
Purchase price per jack up rigs, undelivered				$ 77.7		$ 77.7
Interest bearing debt
Debt Instrument [Line Items]
Average interest rate				4.70%		4.70%